MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2021
MARKETABLE SECURITIES
MARKETABLE SECURITIES
6.	MARKETABLE SECURITIES

	Average yield	December 31,	December 31,
	p.a. %	2021	2020
In local currency
Private funds	99.60 of CDI	17,120	175,317
Public titles measured at fair value through profit or loss	99.60 of CDI	637,616	444,712
Private Securities (CDBs)	102.44 of CDI	4,456,828	1,585,605
Private Securities (CDBs) - Escrow Account (1)	102.79 of CDI	250,054	184,778
Other		2,044	6,445
		5,363,662	2,396,857
Foreign currency
Time deposits(2)	0.79	2,376,369
Other	7.26	18,298
		2,394,667
		7,758,329	2,396,857

Current		7,508,275	2,212,079
Non-Current		250,054	184,778

1)	Includes escrow account, which will be released only after obtaining the applicable governmental approvals and compliance by the Company with the precedent conditions related to transactions with (i) CMPC Celulose Riograndense SA ("CMPC") as a result of the Losango Project, for sale land and forests, whose agreement was signed in December 2012 and (ii) Turvinho, for the sale of rural properties (Note 1.2.2.).
2)	Refers to Time Deposit investments, with maturity over 90 days, which is a remunerated bank deposit with a specific maturity period.